Nature of Operations and Going Concern	12 Months Ended
Oct. 31, 2023
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical pharmaceutical company approaching phase 1 clinical trials, that develops novel psychedelic medicines to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s Israeli subsidiary (Clearmindmed Ltd.) provides research and development services to the Company.

On November 14, 2022, the Company completed a public offering for aggregate gross proceeds of $7.5 million and listing on the Nasdaq Capital Market (“Nasdaq”), see note 8c (i). The Company trades under the symbol CMND on both the Nasdaq and the Canadian Securities Exchange (“CSE”) in Toronto and on the Frankfurt Stock Exchange, or FSE, under the symbol “CWY”.

On April 6, 2023, the Company completed an underwritten public offering for aggregate gross proceeds of $3.5 million and net proceeds of $2.9 million. See note 8c (iii).

On September 18, 2023, the Company completed an underwritten public offering for aggregate gross proceeds of $2.25 million and net proceeds of $1.8 million. See note 8c (viii).

On January 16, 2024, the Company completed a registered direct and private placement for aggregate gross proceeds of $2.40 million. See note 19(d).

b.	Going concern

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the year ended October 31, 2023, the Company has not generated any revenues and has negative cash flow from operations of $6,301,472. As of October 31, 2023, the Company has an accumulated deficit of $18,768,063. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On September 30, 2022, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of September 30, 2022, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share.

On November 28, 2023, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of November 28, 2023, such that each thirty of the Company’s common shares, no par value, were consolidated into one common share, no par value.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.

d.	Functional Currency and Presentation Currency

As a result of the Company’s listing on the NASDAQ which was completed in November 2022, the primary economic environment and generation and use of cash flows of the Company became mainly denominated in U.S dollars. Consequently, effective on November 1, 2022, the Company changed both its functional currency and the presentation currency of its consolidated financial statements from the Canadian dollar to the U.S dollar.

Clearmind Medicine Inc. is in its research and development stages and has not generated revenues since inception. In consideration of the indicators in IAS 21, the Company determined that the new and future financing activities of the Company and the currency in which cash and cash equivalents are retained were relevant factors indicating that the Canadian dollar will not be the currency to reflect the principal economic environment in which the Company will generate and expend its cash.

Under IAS 21, a change in an entity’s functional currency is applied prospectively from the date of the change. The Company applied the practical expedient to apply the transaction procedures applicable to the new functional currency prospectively beginning on November 1, 2022. The change in the functional currency was accounted for prospectively from the date of the change by translating all items of the financial statement into the new functional currency using the exchange rate of $0.7327 CAD/USD at the date of the change.

The change in the presentation currency of the consolidated financial statement was accounted for as a change in accounting policy and applied retrospectively, as if the new presentation currency had always been the presentation currency of the consolidation financial statements. Consequently, comparative figures for the years prior to the effective date of November 1, 2022 have been restated to the new presentation currency using the exchange rate in effect on effective date of the change.

Following the change in the Company's functional currency, the Company elected, as an accounting policy, not to reclassify instruments which, had had the change in functional currency occurred before initial recognition of the instrument, would have changed its classification.

e.	On October 7, 2023, an unprecedented attack was launched against Israel by terrorists from the Hamas terrorist organization that infiltrated Israel’s southern border from the Gaza Strip and in other areas within the State of Israel attacking civilians and military targets while simultaneously launching extensive rocket attacks on the Israeli population, which led to the declaration of the ‘Iron Swords’ War (the “War”). The War is on-going as of the issuance date of these financial statements. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the War may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of October 31, 2023.